Investments (Tables)	12 Months Ended
Dec. 31, 2021
Investments
Schedule of equity accounted investments

	2021				2020
	Investments in				Investments in
	unconsolidated entities	Joint			unconsolidated entities	Joint
(€ million)	controlled by Eni	ventures	Associates	Total	controlled by Eni	ventures	Associates	Total
Carrying amount - beginning of the year	80	2,832	3,837	6,749	86	4,592	4,357	9,035
Additions and subscriptions	1	558	103	662	2	75	198	275
Divestments and reimbursements	(21)	(231)	(133)	(385)	—	(3)	(1)	(4)
Share of profit of equity-accounted investments	6	31	165	202	3	21	14	38
Share of loss of equity-accounted investments	(3)	(910)	(381)	(1,294)	(2)	(1,399)	(332)	(1,733)
Deduction for dividends	(25)	(586)	(16)	(627)	(5)	(296)	(13)	(314)
Changes in the scope of consolidation	5	355	—	360	3	30	1	34
Currency translation differences	2	83	296	381	(4)	(254)	(345)	(603)
Other changes	(1)	(75)	(85)	(161)	(3)	66	(42)	21
Carrying amount - end of the year	44	2,057	3,786	5,887	80	2,832	3,837	6,749

Schedule of net carrying amount of equity-accounted investments

Net carrying amount related to the following companies:

	December 31, 2021		December 31, 2020
	Net carrying	% of the	Net carrying	% of the
(€ million)	amount	investment	amount	investment
Investments in unconsolidated entities controlled by Eni
Eni BTC Ltd	2	100.00	24	100.00
Other	42	—	56	—
	44	—	80	—
Joint ventures
Vår Energi AS	645	69.85	1,144	69.85
Mozambique Rovuma Venture SpA	355	35.71	—	—
Cardón IV SA	279	50.00	199	50.00
Doggerbank Offshore Wind Farm Project 1 Holdco Ltd	246	20.00	—	—
Doggerbank Offshore Wind Farm Project 2 Holdco Ltd	238	20.00	—	—
Saipem SpA	137	31.20	908	31.08
Lotte Versalis Elastomers Co Ltd	54	50.00	51	50.00
Società Oleodotti Meridionali - SOM SpA	27	70.00	32	70.00
PetroJunín SA	—	40.00	50	40.00
Unión Fenosa Gas SA	—	—	242	50.00
Gas Distribution Company of Thessaloniki - Thessaly SA	—	—	140	49.00
Other	76	—	66	—
	2,057	—	2,832	—

Associates
Abu Dhabi Oil Refining Co (Takreer)	2,151	20.00	2,335	20.00
Angola LNG Ltd	1,084	13.60	1,039	13.60
Coral FLNG SA	156	25.00	138	25.00
Novis Renewables Holdings Llc	75	49.00	65	49.00
United Gas Derivatives Co	75	33.33	58	33.33
Bluebell Solar Class A Holdings II Llc	71	99.00	—	—
ADNOC Global Trading Ltd	42	20.00	—	20.00
Finproject SpA	—	—	73	40.00
Other	132	—	129	—
	3,786	—	3,837	—
	5,887	—	6,749	—

Schedule of market value of investments listed in regulated stock markets

As of December 31, 2021, the market value of the investments listed in regulated stock markets was as follows:

Saipem SpA
Number of shares held	308,767,968
% of the investment	31.20
Share price (€)	1,845
Market value (€ million)	570
Book value (€ million)	137

Schedule of additional information about other investments

(€ million)	2021	2020
Carrying amount – beginning of the year	957	929
Additions and subscriptions	175	8
Change in the fair value with effect to OCI	105	24
Divestments and reimbursements	—	(12)
Currency translation differences	57	(61)
Other changes	—	69
Carrying amount – end of the year	1,294	957